Document and Entity Information	Sep. 18, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2020
Entity Registrant Name	NorthWest Indiana Bancorp
Entity Incorporation, State or Country Code	IN
Entity File Number	000-26128
Entity Tax Identification Number	35-1927981
Entity Address, Address Line One	9204 Columbia Avenue
Entity Address, City or Town	Munster
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46321
City Area Code	219
Local Phone Number	836-9690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000919864